JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Aerospace & Defense — 2.0%
General Dynamics Corp.	233	79,489
RTX Corp.	595	99,631
		179,120
Air Freight & Logistics — 0.9%
FedEx Corp.	351	82,822
Automobile Components — 0.5%
Gentex Corp.	1,705	48,249
Banks — 10.7%
Bank of America Corp.	3,340	172,285
Columbia Banking System, Inc.	1,475	37,976
Fifth Third Bancorp	879	39,154
First Citizens BancShares, Inc., Class A	68	121,350
M&T Bank Corp.	863	170,626
Regions Financial Corp.	3,977	104,886
Wells Fargo & Co.	3,849	322,599
		968,876
Beverages — 0.9%
Constellation Brands, Inc., Class A	274	36,833
Keurig Dr Pepper, Inc.	1,763	44,982
		81,815
Biotechnology — 2.5%
AbbVie, Inc.	715	165,479
Regeneron Pharmaceuticals, Inc.	64	36,307
Vertex Pharmaceuticals, Inc. *	75	29,248
		231,034
Broadline Retail — 1.3%
Amazon.com, Inc. *	518	113,706
Building Products — 1.7%
Carlisle Cos., Inc.	200	65,740
Fortune Brands Innovations, Inc.	983	52,485
Hayward Holdings, Inc. *	2,246	33,964
		152,189
Capital Markets — 4.1%
Ameriprise Financial, Inc.	96	47,096
Charles Schwab Corp. (The)	568	54,205
Morgan Stanley	388	61,623
Northern Trust Corp.	363	48,924
Raymond James Financial, Inc.	190	32,835
State Street Corp.	1,110	128,794
		373,477
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	2,090	59,806

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.5%
Cisco Systems, Inc.	661	45,233
Construction & Engineering — 0.7%
WillScot Holdings Corp.	2,919	61,621
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	107	67,575
Consumer Finance — 2.5%
American Express Co.	177	58,729
Capital One Financial Corp.	777	165,195
		223,924
Consumer Staples Distribution & Retail — 0.6%
BJ's Wholesale Club Holdings, Inc. *	570	53,163
Containers & Packaging — 3.0%
Graphic Packaging Holding Co.	3,228	63,180
International Paper Co.	762	35,376
Packaging Corp. of America	234	50,933
Silgan Holdings, Inc.	1,377	59,229
Smurfit WestRock plc	1,442	61,367
		270,085
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	1,658	72,863
Electric Utilities — 2.5%
Entergy Corp.	375	34,963
NextEra Energy, Inc.	1,047	79,026
PG&E Corp.	3,697	55,754
Xcel Energy, Inc.	722	58,216
		227,959
Electrical Equipment — 0.8%
Eaton Corp. plc	145	54,097
Emerson Electric Co.	156	20,518
		74,615
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	164	26,169
Jabil, Inc.	186	40,469
TD SYNNEX Corp.	775	126,855
		193,493
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A	864	12,824
Entertainment — 1.2%
Walt Disney Co. (The)	967	110,743
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	521	261,796

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	203	58,486
MGIC Investment Corp.	2,814	79,839
		400,121
Food Products — 0.7%
Post Holdings, Inc. *	633	68,062
Ground Transportation — 1.5%
JB Hunt Transport Services, Inc.	366	49,136
Union Pacific Corp.	356	84,102
		133,238
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc. *	308	38,583
Medtronic plc	764	72,766
		111,349
Health Care Providers & Services — 7.4%
Cencora, Inc.	360	112,371
Cigna Group (The)	363	104,669
CVS Health Corp.	768	57,917
HCA Healthcare, Inc.	124	52,917
Henry Schein, Inc. *	1,598	106,080
Humana, Inc.	259	67,411
Labcorp Holdings, Inc.	334	95,721
UnitedHealth Group, Inc.	209	72,166
		669,252
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	1,253	15,048
Host Hotels & Resorts, Inc.	3,302	56,199
		71,247
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc.	9	51,158
Chipotle Mexican Grill, Inc., Class A *	943	36,940
Darden Restaurants, Inc.	158	30,120
Expedia Group, Inc.	195	41,673
McDonald's Corp.	304	92,336
		252,227
Household Durables — 0.6%
Mohawk Industries, Inc. *	417	53,754
Household Products — 0.8%
Procter & Gamble Co. (The)	455	69,904
Industrial REITs — 0.3%
EastGroup Properties, Inc.	160	27,056
Insurance — 5.3%
Arch Capital Group Ltd.	507	45,970
Chubb Ltd.	209	58,983

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Kinsale Capital Group, Inc.	74	31,628
Loews Corp.	1,084	108,810
Marsh & McLennan Cos., Inc.	161	32,377
Oscar Health, Inc., Class A *	1,230	23,275
Progressive Corp. (The)	75	18,613
Travelers Cos., Inc. (The)	445	124,346
WR Berkley Corp.	500	38,301
		482,303
Interactive Media & Services — 1.7%
Alphabet, Inc., Class C	457	111,254
Angi, Inc. *	512	8,331
IAC, Inc. *	988	33,651
		153,236
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	862	57,786
GoDaddy, Inc., Class A *	158	21,653
		79,439
Machinery — 1.6%
Dover Corp.	502	83,705
Middleby Corp. (The) *	439	58,374
		142,079
Media — 0.9%
Nexstar Media Group, Inc.	138	27,204
Omnicom Group, Inc.	654	53,336
		80,540
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	362	30,197
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	729	113,213
ConocoPhillips	1,433	135,521
EOG Resources, Inc.	825	92,563
Kinder Morgan, Inc.	2,210	62,558
Williams Cos., Inc. (The)	1,236	78,314
		482,169
Passenger Airlines — 0.4%
Southwest Airlines Co. (a)	1,260	40,221
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	3,029	136,602
Johnson & Johnson	722	133,901
Merck & Co., Inc.	684	57,429
Novo Nordisk A/S, ADR (Denmark) (a)	831	46,103
		374,035

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.5%
TransUnion	576	48,281
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	119	18,767
Residential REITs — 1.6%
American Homes 4 Rent, Class A	2,174	72,271
Mid-America Apartment Communities, Inc.	512	71,577
		143,848
Retail REITs — 0.9%
Regency Centers Corp.	1,094	79,749
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	218	53,581
Texas Instruments, Inc.	573	105,315
		158,896
Specialized REITs — 3.3%
Equinix, Inc.	76	59,590
Lamar Advertising Co., Class A	367	44,959
Public Storage	214	61,607
Rayonier, Inc.	1,558	41,352
SBA Communications Corp.	229	44,331
Weyerhaeuser Co.	1,957	48,504
		300,343
Specialty Retail — 3.0%
AutoZone, Inc. *	13	52,903
Bath & Body Works, Inc.	888	22,880
Best Buy Co., Inc.	593	44,854
Lowe's Cos., Inc.	398	100,057
Murphy USA, Inc.	142	55,179
		275,873
Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	4,402	108,101
Western Digital Corp.	771	92,606
		200,707
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	594	31,062
Kontoor Brands, Inc.	534	42,610
		73,672
Tobacco — 1.5%
Philip Morris International, Inc.	827	134,156
Total Common Stocks (Cost $5,862,556)		8,859,913

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.4%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $192,057)	192,021	192,098
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $25,526)	25,526	25,526
Total Short-Term Investments (Cost $217,583)		217,624
Total Investments — 99.9% (Cost $6,080,139)		9,077,537
Other Assets in Excess of Liabilities — 0.1%		11,211
NET ASSETS — 100.0%		9,088,748

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $24,874.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,077,537	$—	$—	$9,077,537

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$176,205	$590,032	$574,194	$28	$27	$192,098	192,021	$2,109	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	—	81,784	56,257	(1)	—	25,526	25,526	170	—
Total	$176,205	$671,816	$630,451	$27	$27	$217,624		$2,279	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.